Cash Dividends (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended
	May 19, 2022	Mar. 25, 2021	Mar. 24, 2021
Disclosure of Cash Dividends [Abstract]
Dividend paid	$ 493	$ 8,288	$ 9,338
Dividend per share	$ 0.01	$ 0.17	$ 0.19